Quarterly Holdings Report
for

Fidelity® Growth Strategies K6 Fund

August 31, 2020

FEGK6-QTLY-1020
1.9883992.103

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATION SERVICES - 4.3%
Entertainment - 2.9%
Electronic Arts, Inc. (a)	12,600	$1,757,322
Take-Two Interactive Software, Inc. (a)	20,900	3,577,871
		5,335,193
Interactive Media & Services - 1.4%
Match Group, Inc. (a)	24,200	2,702,656

TOTAL COMMUNICATION SERVICES		8,037,849

CONSUMER DISCRETIONARY - 8.7%
Distributors - 1.2%
Pool Corp.	6,725	2,204,724
Diversified Consumer Services - 0.4%
Service Corp. International	14,300	652,795
Hotels, Restaurants & Leisure - 0.6%
Domino's Pizza, Inc.	2,900	1,185,984
Household Durables - 0.6%
D.R. Horton, Inc.	6,500	463,905
Lennar Corp. Class A	3,695	276,460
NVR, Inc. (a)	100	416,834
		1,157,199
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	29,800	1,632,444
Multiline Retail - 1.9%
Dollar General Corp.	17,900	3,613,652
Specialty Retail - 3.1%
AutoZone, Inc. (a)	2,100	2,512,251
Best Buy Co., Inc.	15,200	1,685,832
O'Reilly Automotive, Inc. (a)	3,300	1,536,579
		5,734,662

TOTAL CONSUMER DISCRETIONARY		16,181,460

CONSUMER STAPLES - 5.6%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	21,500	1,573,155
Food & Staples Retailing - 0.7%
Grocery Outlet Holding Corp. (a)	1,300	53,469
Kroger Co.	35,696	1,273,633
		1,327,102
Food Products - 0.9%
The Hershey Co.	10,800	1,605,312
Household Products - 2.8%
Church & Dwight Co., Inc.	28,194	2,701,831
Clorox Co.	7,500	1,676,250
Reynolds Consumer Products, Inc.	25,800	857,334
		5,235,415
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	18,000	349,920
Estee Lauder Companies, Inc. Class A	1,772	392,888
		742,808

TOTAL CONSUMER STAPLES		10,483,792

FINANCIALS - 7.1%
Capital Markets - 5.4%
E*TRADE Financial Corp.	17,600	952,160
MarketAxess Holdings, Inc.	5,300	2,575,482
Moody's Corp.	4,300	1,266,952
MSCI, Inc.	11,600	4,329,932
S&P Global, Inc.	2,400	879,408
Tradeweb Markets, Inc. Class A	1,218	69,779
		10,073,713
Insurance - 1.7%
Arthur J. Gallagher & Co.	9,100	958,230
Primerica, Inc.	7,100	886,435
Progressive Corp.	7,413	704,532
RenaissanceRe Holdings Ltd.	3,200	587,968
		3,137,165

TOTAL FINANCIALS		13,210,878

HEALTH CARE - 20.4%
Biotechnology - 0.8%
Sarepta Therapeutics, Inc. (a)	9,500	1,390,990
Health Care Equipment & Supplies - 11.5%
DexCom, Inc. (a)	10,001	4,254,525
Edwards Lifesciences Corp. (a)	9,100	781,144
Hologic, Inc. (a)	28,200	1,684,104
IDEXX Laboratories, Inc. (a)	4,000	1,564,240
Intuitive Surgical, Inc. (a)	800	584,672
Masimo Corp. (a)	8,951	2,005,024
Quidel Corp. (a)	7,047	1,239,990
ResMed, Inc.	27,900	5,043,762
Teleflex, Inc.	1,971	774,504
West Pharmaceutical Services, Inc.	12,300	3,492,708
		21,424,673
Health Care Providers & Services - 1.8%
Centene Corp. (a)	49,000	3,004,680
Laboratory Corp. of America Holdings (a)	1,600	281,200
		3,285,880
Health Care Technology - 1.8%
Veeva Systems, Inc. Class A (a)	11,800	3,330,786
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (a)	12,500	2,736,875
Mettler-Toledo International, Inc. (a)	3,400	3,300,652
WuXi AppTec Co. Ltd. (H Shares) (b)	6,500	96,090
		6,133,617
Pharmaceuticals - 1.2%
Horizon Therapeutics PLC (a)	19,400	1,457,328
Royalty Pharma PLC	19,000	786,220
		2,243,548

TOTAL HEALTH CARE		37,809,494

INDUSTRIALS - 15.8%
Aerospace & Defense - 1.2%
HEICO Corp. Class A	5,900	527,342
TransDigm Group, Inc.	3,500	1,748,845
		2,276,187
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	7,200	707,760
Airlines - 0.6%
Southwest Airlines Co.	27,800	1,044,724
Building Products - 2.0%
Carrier Global Corp.	48,300	1,441,755
Fortune Brands Home & Security, Inc.	8,500	714,680
The AZEK Co., Inc.	28,000	1,105,440
Trex Co., Inc. (a)	2,600	388,674
		3,650,549
Commercial Services & Supplies - 3.2%
Cintas Corp.	10,700	3,565,668
Copart, Inc. (a)	23,100	2,386,692
		5,952,360
Electrical Equipment - 1.6%
AMETEK, Inc.	11,800	1,188,260
Rockwell Automation, Inc.	7,800	1,798,134
		2,986,394
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	2,200	939,818
Machinery - 2.6%
IDEX Corp.	6,900	1,243,587
Nordson Corp.	5,400	1,007,046
Otis Worldwide Corp.	21,500	1,352,350
Toro Co.	16,000	1,204,480
		4,807,463
Professional Services - 2.6%
CoStar Group, Inc. (a)	1,400	1,188,040
Dun & Bradstreet Holdings, Inc. (a)	16,100	408,296
IHS Markit Ltd.	16,600	1,326,672
Verisk Analytics, Inc.	10,600	1,978,702
		4,901,710
Road & Rail - 1.1%
Old Dominion Freight Lines, Inc.	10,100	2,042,018

TOTAL INDUSTRIALS		29,308,983

INFORMATION TECHNOLOGY - 34.0%
Electronic Equipment & Components - 3.5%
Amphenol Corp. Class A	24,000	2,635,200
Keysight Technologies, Inc. (a)	19,200	1,891,584
Zebra Technologies Corp. Class A (a)	6,700	1,919,751
		6,446,535
IT Services - 8.1%
Adyen BV (a)(b)	106	178,679
Black Knight, Inc. (a)	15,163	1,275,208
Booz Allen Hamilton Holding Corp. Class A	25,900	2,280,754
EPAM Systems, Inc. (a)	9,700	3,172,870
Fiserv, Inc. (a)	3,500	348,530
Global Payments, Inc.	3,300	582,846
Okta, Inc. (a)	7,930	1,707,884
Twilio, Inc. Class A (a)	6,500	1,753,440
VeriSign, Inc. (a)	17,100	3,673,080
		14,973,291
Semiconductors & Semiconductor Equipment - 6.0%
Analog Devices, Inc.	4,600	537,648
Broadcom, Inc.	1,100	381,865
Entegris, Inc.	32,300	2,160,547
KLA-Tencor Corp.	17,900	3,672,006
Lam Research Corp.	7,200	2,421,648
NXP Semiconductors NV	5,800	729,408
Skyworks Solutions, Inc.	4,900	709,765
SolarEdge Technologies, Inc. (a)	2,500	552,875
		11,165,762
Software - 16.4%
Adobe, Inc. (a)	1,500	770,085
ANSYS, Inc. (a)	9,100	3,084,991
Atlassian Corp. PLC (a)	11,500	2,205,240
Cadence Design Systems, Inc. (a)	33,535	3,719,367
Coupa Software, Inc. (a)	4,900	1,605,926
Duck Creek Technologies, Inc. (a)	200	7,798
Dynatrace, Inc.	29,600	1,309,208
Fair Isaac Corp. (a)	3,200	1,346,528
Five9, Inc. (a)	12,400	1,580,256
Fortinet, Inc. (a)	25,300	3,339,727
Intuit, Inc.	1,695	585,436
Paycom Software, Inc. (a)	6,700	2,006,382
RingCentral, Inc. (a)	11,106	3,229,292
Slack Technologies, Inc. Class A (a)(c)	26,750	878,470
Synopsys, Inc. (a)	10,400	2,301,520
The Trade Desk, Inc. (a)	5,400	2,599,020
		30,569,246

TOTAL INFORMATION TECHNOLOGY		63,154,834

MATERIALS - 0.4%
Chemicals - 0.4%
Sherwin-Williams Co.	988	662,997
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
CoreSite Realty Corp.	2,116	259,104
Equity Lifestyle Properties, Inc.	26,100	1,730,169
SBA Communications Corp. Class A	6,600	2,020,062
		4,009,335
TOTAL COMMON STOCKS
(Cost $121,056,806)		182,859,622

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.12% (d)	3,478,426	3,479,122
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	671,374	671,441
TOTAL MONEY MARKET FUNDS
(Cost $4,150,563)		4,150,563
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $125,207,369)		187,010,185
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,316,065)
NET ASSETS - 100%		$185,694,120

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $274,769 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,704
Fidelity Securities Lending Cash Central Fund	1,294
Total	$21,998

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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